Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 675,913,305	$ 572,137,595
Available-for-sale Securities, Gross Unrealized Gains	12,591,188	19,456,692
Available-for-sale Securities, Gross Unrealized Losses	5,655,435	2,269,886
Available-for-sale Securities, Fair Value Disclosure	682,849,058	589,324,401
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	0	25,000,000	$ 96,500,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	335,600,000	263,300,000
AFS Securities Pledged as Collateral - Fair Value	342,600,000	274,400,000
Available-for-sale Securities, Gross Realized Gains		1,300,000	1,500,000
Available-for-sale Securities, Gross Realized Losses		0	$ 636,000
Student loan pools [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	71,949,517	61,244,212
Available-for-sale Securities, Gross Unrealized Gains	317,722	220,239
Available-for-sale Securities, Gross Unrealized Losses	255,678	382,986
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	139,854,620	153,565,023
Available-for-sale Securities, Gross Unrealized Gains	1,018,231	797,456
Available-for-sale Securities, Gross Unrealized Losses	1,079,774	1,057,454
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	353,517,112	267,854,880
Available-for-sale Securities, Gross Unrealized Gains	5,294,398	10,672,412
Available-for-sale Securities, Gross Unrealized Losses	3,720,596	754,278
Nontaxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	44,757,755	42,793,179
Available-for-sale Securities, Gross Unrealized Gains	5,226,600	6,023,263
Available-for-sale Securities, Gross Unrealized Losses	0	0
Taxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	65,834,301	46,680,301
Available-for-sale Securities, Gross Unrealized Gains	734,237	1,743,322
Available-for-sale Securities, Gross Unrealized Losses	599,387	75,168
GNMA Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	167,800,000	91,700,000
Available-for-sale Securities, Fair Value Disclosure	167,000,000	93,400,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 41,800,000	$ 37,000,000